SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
2024	$ 49,850
2025	16,616
Right-of-use assets	$ 66,466	$ 119,056